Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per share
Weighted average number of shares used for basic earnings (loss) per share	3,565,973,883	3,572,549,651	3,592,249,603
Potential shares to be issued for ILT incentive plan	7,598,593		2,251,406
Weighted average number of shares used for diluted earnings per share	3,573,572,476	3,572,549,651	3,594,501,009
Net profit (loss) attributable to Eni	€ 5,821	€ (8,635)	€ 148
Remuneration of subordinated perpetual bonds net of tax effect	(95)
Eni's net profit (loss) for basic and diluted earnings (loss) per share	€ 5,726	€ (8,635)	€ 148
Basic earnings (loss) per share	€ 1.61	€ (2.42)	€ 0.04
Diluted earnings (loss) per share	€ 1.60	€ (2.42)	€ 0.04